Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Operating Loss Carryforwards		$ 1,900,000
Other Comprehensive Income, Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	562,000	1,004,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	$ 0	$ (26,000)